Capital And Risk Management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Capital And Risk Management
NOTE 27 – CAPITAL AND RISK MANAGEMENT
Capital and Risk Management
The Company’s objective and polices for managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Company manages its capital structure and makes changes based on economic conditions including the impact of the ongoing pandemic, risks that impact the consolidated operations and future significant capital investment opportunities. In order to maintain or adjust its capital structure, the Company may issue new equity instruments or raise additional debt financing.
The Company is exposed to a variety of financial risks by virtue of its activities: liquidity risk, credit risk, interest rate risk and currency risk. The Board of Directors has overall responsibility for the determination of the Company’s capital and risk management objectives and policies while retaining ultimate responsibility for them. The Company’s overall capital and risk management program has not changed throughout the year. It focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on financial performance. Risk management is carried out by the finance department under policies approved by the Board of Directors. The finance department identifies and evaluates financial risks in close cooperation with management.
The Company’s risks related to financial instruments and the Company’s strategy to manage risks, are described below.
a) Liquidity risk
Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due in the normal course of business. The Company generally relies on funds generated from operations and external financing to provide sufficient liquidity to meet expected operating requirements. The Company manages its liquidity risk by monitoring its operating requirements, reducing costs where possible and applying for any available government COVID-19 support to support its business. The Company also engaged in fundraising activities throughout the year. Cash and cash equivalents as at December 31, 2021 were $4,588,057 (December 31, 2020 - $1,110,889).
Total working capital deficit increased to $42,108,177 at December 31, 2021 from $13,052,702 at December 31, 2020. Current assets increased by $6,712,207 at December 31, 2021 from December 31, 2020, the majority of which are increases in cash and cash equivalents and trade and other receivables. Current liabilities increased by $35,767,682 at December 31, 2021 from December 31, 2020; however, management anticipates a portion of this amount will not be paid in cash due to the nature of the instruments as detailed in the table following. Liquidity risk has increased during the year ended December 31, 2021, and current liquidity levels are not adequate to fund the working capital deficiency at December 31, 2021. The Company anticipates it will need additional financing to meet its current and future demands and the Company is in the process of securing additional financing; however, a material uncertainty exists that may cast doubt on the Company’s ability to continue as a going concern (Note 2).

Maturities of financial liabilities
The Company’s carrying values of financial liabilities and the contractual undiscounted cash flows associated with these liabilities broken into relevant maturity grouping based on their contractual maturities are as follows:

At December 31, 2021		Undiscounted Contractual Cash Flows
	Carrying Amount	< 1 year	1 – 2 years	> 2 years	Total

Bank indebtedness 1	$3,460,109	$3,460,109	$–	$–	$3,460,109

Trade payables and accrued liabilities	12,421,309	12,421,309	–	–	12,421,309

Loans and borrowings 2	13,215,601	11,763,697	786,123	–	12,549,820

Lease liabilities 3	1,045,472	521,506	534,241	179,281	1,235,028

2019 Debentures	22,185,170	24,630,375	–	–	24,630,375

2021 Debentures	110,540	7,635	103,073	–	110,708

Warrant liabilities 4	8,880,038	709,835	–	–	709,835

Business acquisition payable	1,398,972	1,398,972	–	–	1,398,972

	$62,717,211	$54,913,438	$1,423,437	$179,281	$56,516,156

1	No contractual maturity. Excludes interest charged on facility as detailed in Note 13.

2
Includes term loan with a carrying value of $9,275,683 classified as current due to covenant breach. Assuming term loan is repaid in accordance with agreement to maturity, the undiscounted contractual cash flows for loans and borrowings would be $2,933,739, $5,472,193, and $4,143,888 , respectively for the periods presented above.

3	Variable costs due under leases not included in this amount. Minimum payment related to leases which have not yet commenced are not included in this amount. See Note 29.

4
Majority of liability will be settled by issuing common shares of the Company when warrants are exercised during the year. The remaining amount may be settled in cash or common shares of Agnity (Note 15).

As at December 31, 2020		Undiscounted Contractual Cash Flows
	Carrying Amount	< 1 year	1 – 2 years	> 2 years	Total

Bank indebtedness	$976,779	$976,779	$–	$–	$976,779

Trade payables and accrued liabilities	12,924,256	12,924,256	–	–	12,924,256

Loans and borrowings	13,152,300	4,248,351	2,617,443	8,796,757	15,662,551

Lease liabilities	3,945,076	1,131,528	939,108	2,815,695	4,886,331

2019 Debentures	19,534,988	2,350,750	24,629,655	–	26,980,405

Warrant liabilities	710,924	710,924	–	–	710,924

Business acquisition payable	2,439,529	1,594,297	845,232	–	2,439,529

Other liabilities	6,236,415	6,003,838	232,577	–	6,236,415

	$59,920,267	$29,940,723	$29,264,015	$11,612,452	$70,817,190

b)	Credit risk
Credit risk is the risk that a third party might fail to discharge its obligations under the terms of a financial contract. Credit risk is limited to the following instruments and the Company’s maximum exposure to credit risk is the carrying value of the financial assets (Note 26(a)).
The Company is mainly exposed to credit risk from credit sales. Management of the Company monitors the creditworthiness of its customers by performing background checks on all new customers. Further, management monitors the frequency of payments from ongoing customers and performs frequent reviews of outstanding balances. The Company considers that there has been a significant increase in credit risk when contractual payments are more than 90 days past due.

Provisions for outstanding balances are established based on forward-looking information and revised when there are changes in circumstances that would create doubt over the receipt of funds. Such reviews are conducted on a continued basis through the monitoring of outstanding balances as well as the frequency of payments received. Accounts receivable amounts are completely written off once management determines the probability of collection to be remote.
Trade and other receivables, unbilled revenue and long-term receivables are from individual customers and are not assessed based on external credit rating agencies. The Company uses a provision matrix to measure the lifetime expected credit loss (“ECL”) of these balances. Receivables are grouped based on similar credit risk profiles and days past due. Loss rates are based on actual credit loss experience and reflect the forward looking conditions over the expected life of the receivable. As of December 31, 2021, substantially all of the Company’s trade receivables were outstanding for less than 60 days and a loss rate of 1% was applied in determining the ECL. The majority of the ECL is based on specific provisions related to specific customers.
The movement in the ECL allowance related to trade receivables and long-term receivables was as follows (Note 6):

	December 31, 2021	December 31, 2020

Beginning balance	$606,030	$382,901

Increase in loss allowance	1,162,537	443,961

Amounts written off during the year as uncollectible	(65,930)	(220,832)

Effects of movement in exchange rates	4,581	–

Total	$1,707,218	$606,030

c)	Market risk
Market risk is the risk that changes in market prices such as interest rates or foreign exchange rates will affect the Company’s results or value as a result of holding these financial instruments. The object of market risk management is to manage and control market risk exposures within acceptable parameters given the nature of the business.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its credit facility and as this instrument is subject to variable rate interest. Management does not believe interest rate risk is currently material to its business.
Foreign currency risk
Currency risk is the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in foreign currency rates and the degree of volatility of these rates. The Company conducts its business in the regions of Canada, Asia-Pacific, the United States and Europe, the Middle East and Africa, which gives rise to exposure to markets from changes in foreign currency rates. Currently, the Company does not use derivative instruments or other measures to reduce its exposure to foreign currency risk.
At December 31, 2021, the C$ equivalent carrying amount of the Company’s USD denominated monetary assets and liabilities was $14,554,193 (December 31, 2020 - $8,291,005) and $11,685,160 (December 31, 2020 - $16,398,521), respectively. Assuming all other variables remain constant, a fluctuation of +/- 5.0% in the exchange rate between C$ and USD would impact the net loss for the period by approximately $143,452 (December 31, 2020 - $405,376).